Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible assets
Accumulated amortization	¥ (11,005,710)		¥ (8,771,679)			$ (1,550,122)
Intangible assets, net	36,810,384		36,549,922			5,184,634
Insurance broker license	26,000,000				¥ 600,000
Amortization expenses	2,234,031	$ 314,657	2,253,257	¥ 1,920,299
Future amortization expenses
2024	2,156,115					303,682
2025	1,807,392					254,566
2026	1,623,743					228,699
2027	1,561,613					219,949
2028	1,420,468					200,069
License
Intangible assets
Intangible assets, Gross	26,600,000		26,600,000			3,746,532
Software and others
Intangible assets
Intangible assets, Gross	¥ 21,216,094		¥ 18,721,601			$ 2,988,224
Weighted Average Remaining Amortization Period in Years	5 years 9 months 29 days		5 years 9 months 29 days			5 years 9 months 29 days